Debt (Tables) - Successor [Member]	6 Months Ended
Jun. 30, 2019
Schedule of Short Term Debt Obligations

The Company’s short-term debt obligations consist of the following (in thousands):

	June 30, 2019	December 31, 2018

Modified Hana Loan	$-	$10,000
Other short-term borrowings	5,267	21,817
Short-term debt, excluding current installments of long-term debt	$5,267	$31,817

Schedule of Long Term Debt Obligations

The Company’s long-term debt obligations consist of the following (in thousands):

	June 30, 2019	December 31, 2018

Secured Term Loan	$300,000	$-
Secured Revolving Credit Facility	65,000
Murabaha credit facility	-	150,000
APICORP bilateral term facility	-	46,875
SABB bilateral term facility	-	43,333
Term loan Ahli Bank	-	2,382
NBO loan $60,000	-	23,333
NBO loan $20,000	-	4,899
Less: unamortized debt issuance costs	(3,766)	(557)
Total loans and borrowings	361,234	270,265
Less: current portion of long-term debt	-	(45,093)
Long-term debt, net unamortized debt issuance costs and excluding current installments	$361,234	$225,172

Scheduled Principal Payments of Long Term Debt

Scheduled principal payments of long-term debt for periods subsequent to June 30, 2019 are as follows (in thousands):

2019	$-
2020	15,000
2021	37,500
2022	45,000
2023	110,000
2024	45,000
Thereafter	112,500
Total	$365,000